RELATED PARTY TRANSACTIONS - Compensation Of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of related party transactions [Abstract]
Salaries and other short-term employee benefits	$ 6.5	$ 6.5
Post-employment benefits – defined benefit plans	1.6	2.5
Share-based payments expense	24.8	(8.8)
Key management personnel compensation	$ 32.9	$ 0.2